OTHER INCOME (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 11, 2018	Dec. 31, 2018	Dec. 31, 2017
Other Income
(Gain) loss on disposal of property, plant and mine development		$ (22,764)	$ 8,815
Interest income		(10,245)	(10,564)
Other		(2,285)	(2,128)
Other income		$ (35,294)	$ (3,877)
West Pequop Joint Venture, Summit and PQX Properties
Other Income
Proceeds from sale of equity interest	$ 35,000
Net gain on disposal	$ 26,500
West Pequop Joint Venture
Other Income
Percentage of equity interest sold	51.00%
Net smelter return (''NSR'') royalty	0.80%
Summit and PQX properties
Other Income
Net smelter return (''NSR'') royalty	1.60%
Summit and PQX properties | Subsidiary of Newmont Mining Corp
Other Income
Percentage of equity interest sold	100.00%